THE DUNHAM FUNDS

Dunham Monthly Distribution Fund

Incorporated herein by reference is the definitive version of the supplement for Dunham Monthly Distribution Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 2, 2013 (SEC Accession No. 0000910472-13-001258).